Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended												12 Months Ended					0 Months Ended	1 Months Ended		12 Months Ended													12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Aug. 31, 2012 Property	Dec. 31, 2007	Dec. 31, 2013 December 31, 2016	Dec. 31, 2013 December 31, 2017	Dec. 31, 2012 Shenzhen PRC Subsidiaries	Dec. 31, 2011 Shenzhen PRC Subsidiaries	Dec. 31, 2010 Shenzhen PRC Subsidiaries	Dec. 31, 2009 Shenzhen PRC Subsidiaries	Dec. 31, 2013 United States	Dec. 31, 2012 United States	Dec. 31, 2011 United States	Dec. 31, 2007 Minimum	Dec. 31, 2007 Minimum Namtai Shenzhen	Apr. 19, 2013 Nam Tai Trading Company Limited	Jan. 31, 2011 Directors And Officers Maximum	Jan. 31, 2011 Directors And Officers Minimum	Dec. 31, 2013 Wuxi Zastron-Flex	Dec. 31, 2012 Wuxi Zastron-Flex	Dec. 31, 2011 Wuxi Zastron-Flex	Oct. 31, 2007 Tax years from 1996/1997 to 1999/2000 Nam Tai Trading Company Limited	May 31, 2008 Taxable years from 1997/1998 to 2000/2001 Nam Tai Trading Company Limited	Nov. 30, 2010 Taxable years from 1996/1997 to 2003/2004 Nam Tai Trading Company Limited	Nov. 30, 2010 Taxable years from 1996/1997, 1998/1999 and 1999/2000 Nam Tai Trading Company Limited	Nov. 30, 2010 Taxable years from 1996/1997 to 1999/2000 Nam Tai Trading Company Limited	Feb. 17, 2009 Tax years of 2001 and 2002 Nam Tai Group Management Limited	Feb. 08, 2011 Taxable years 2001/2002 to 2003/2004 Nam Tai Group Management Limited	Sep. 14, 2009 Taxable year 2002/2003 Nam Tai Telecom (Hong Kong) Company Limited	Feb. 17, 2011 Taxable year 2002/2003 Nam Tai Telecom (Hong Kong) Company Limited	Jan. 31, 2011 Taxable years 1996/1997 and 1999/2000 Directors And Officers	Dec. 31, 2013 Taxable year 1997/1998	Jan. 31, 2011 Taxable year 1997/1998 Directors And Officers	Dec. 31, 2013 Hong Kong	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong	Dec. 31, 2013 Taxable year 1996/1997 [Member]	Dec. 31, 2013 Taxable years 1999/2000 [Member]
Income Tax Contingency [Line Items]
Enacted tax rate						25.00%			25.00%	24.00%	22.00%	20.00%									25.00%															16.50%	16.50%	16.50%
Reinvestment period																5 years
Percentage of production value																	70.00%
Percentage of income tax exemption																					50.00%	50.00%	50.00%
Tax exemption period																					5 years
Dividend withholding tax rate				5.00%
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	$ 0	$ 0	$ 0
Reversed deferred tax liabilities	1,379,000
Interest and penalties related to uncertain tax positions	0	0	0
Material unrecognized tax benefit	0	0	0
Income tax assessment																								2,900,000	3,000,000	900,000	1,100,000	120,000	172,000	855,000	337,000	34,000	1,540,000		667,000
Number of plots registered in the Land Registry of Hong Kong					13
Fine charged upon delay in registration of notification of mortgagee entering into possession																		300
Total certified taxed costs																														5,000		5,000
Taxable years involved in controversy, number of years prior to notice																			15 years	13 years
Additional Tax against two former directors	2,323,000
Additional tax by way of penalty	1,626,000																																	697,000					826,000	800,000
Provision for uncertain tax positions	0
Net operating losses carryforward indefinitely	23,285,000	10,316,000	8,147,000
Net operating losses carryforward subjected to expiration							4,081,000	4,389,000
Income tax expense	$ 11,143,000	$ 15,188,000	$ 2,196,000										$ 0	$ 0	$ 0